VIA EDGARLINK

May 3, 2004

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Elfun Trusts
File Nos. 2-21301; 811-483

Ladies and Gentlemen:

On behalf of Elfun Trusts (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information (“SAI”) being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 60 for the Company filed with the Securities and Exchange Commission on April 28, 2004 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-3140.

Sincerely,

/S/    Christopher J. Costello

Christopher J. Costello